As filed with the Securities and Exchange Commission on February 26, 2019
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	66	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	69	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on February 28, 2019 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 65 to the Registration Statement of Manager Directed Portfolios is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2018 for the Marmont Redwood International Equity Fund and the Marmont Redwood Emerging Markets Fund and to make permissible changes under Rule 485(b).

Marmont Redwood International Equity Fund
Institutional Shares
(Trading Symbol: MRILX)
Retail Shares
(Trading Symbol: MRIDX)

Marmont Redwood Emerging Markets Fund
Institutional Shares
(not currently offered)
Retail Shares
(not currently offered)

Prospectus

February 28, 2019

Telephone: 1-833-MAR-MONT

www.marmontpartners.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker dealer or bank.  Instead, the reports will be made available on the Funds’ website, www.marmontpartners.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-833-MAR-MONT, sending an e-mail request to inquiries@marmontpartners.com, or by enrolling at www.marmontpartners.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Funds, you can call 1-833-MAR-MONT or send an email request to inquiries@marmontpartners.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Marmont Funds
each a series of Manager Directed Portfolios (the “Trust”)

Table of Contents - Prospectus

Summary Section

Marmont Redwood International Equity Fund

Investment Objective
The Marmont Redwood International Equity Fund (the “International Equity Fund” or “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Retail Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service(12b-1) Fees	None	0.25%
Other Expenses(1)	10.31%	10.31%
Acquired Fund Fees and Expenses(4)	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	11.33%	11.58%
Less: Fee Waiver and/or Expense Reimbursement	-10.31%	-10.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.02%	1.27%
(1)	As Retail Shares launched on September 17, 2018, Other Expenses for Retail Shares are estimated for the current fiscal year and are based on those of the Institutional Shares.
(2)
Marmont Partners LLC (the “Advisor”), the Fund’s investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.00% of the Fund’s average daily net assets, through at least February 14, 2021, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

(3)
The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

(4)	“Acquired Fund Fees and Expenses” are the indirect costs of the Fund’s investment in other investment companies during the period.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 14, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Shares	$104	$1,398	$3,550	$7,846
Retail Shares	$129	$1,469	$3,646	$7,953

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended October 31, 2018, the portfolio turnover rate for the Fund was 53%.

Principal Investment Strategies
Under normal circumstances, the International Equity Fund invests primarily in securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of issuers domiciled in non-U.S. countries, or if market conditions are not favorable, at least 30% invested in securities of issuers domiciled in non-U.S. countries. The Fund typically holds investments across many of the countries included in the MSCI World ex USA Index (which is currently 22 countries), although the Fund is not required to hold investments representing all countries included in the index at all times.  The countries within the index that the Fund will invest in will be determined by the Fund’s sub-advisor, Redwood Investments, LLC (“Redwood Investments” or the “Sub-Advisor”).

The International Equity Fund considers companies domiciled in non-U.S. countries to be those companies that are: (i) organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or (ii) that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S. The Fund may invest in securities of companies located or operating within developed markets, as well as emerging and frontier markets.

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The International Equity Fund may invest in exchange-traded funds (“ETFs”) that are aligned with the Fund’s principal investment strategies for temporary cash management purposes.

In seeking investment opportunities for the International Equity Fund, the Sub-Advisor analyzes international equity markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. The Fund will invest in companies whose securities exhibit strong positive momentum, recent positive earnings revisions, and attractive valuations, among other qualities the Sub-Advisor deems relevant.

Though the Sub-Advisor places an emphasis on the fundamentals of individual securities when selecting holdings for the International Equity Fund, it also considers the diversity of the Fund’s portfolio with respect to countries, currencies, market capitalizations and sectors when investing in new holdings, and managing the size of current holdings of the Fund.

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2

The International Equity Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Risks
Before investing in the International Equity Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Foreign Securities Risk. Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between the United States and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign securities may be subject to foreign withholding taxes.

•
Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

•
Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Advisor expects.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Exchange-Traded Fund Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.

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3

•
Liquidity Risk.  From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

•
Valuation Risk.  The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

Performance
When the International Equity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.marmontpartners.com.

Management

Investment Advisor and Sub-Advisor. Marmont Partners LLC is the Fund’s investment advisor. Redwood Investments, LLC is the Fund’s sub-advisor.

Portfolio Managers. The following members of the Sub-Advisor’s investment team are jointly and primarily responsible for the day-to-day management of the International Equity Fund, and have served as the Fund’s portfolio managers for the periods shown.

Name	Title
Michael Mufson, CFA	Co-Chief Investment Officer and Managing Partner, portfolio manager of the Fund since February 2018
Ezra Samet, CFA	Portfolio Manager and Analyst, portfolio manager of the Fund since February 2018
Donald Smith, CFA	Portfolio Manager and Analyst, portfolio manager of the Fund since June 2018

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 9 of the Prospectus.

Table of Contents - Prospectus
4

Marmont Redwood Emerging Markets Fund

Investment Objective
The Marmont Redwood Emerging Markets Fund (the “Emerging Markets Fund,” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Retail Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses(1)	0.58%	0.58%
Total Annual Fund Operating Expenses	1.58%	1.83%
Less: Fee Waiver and/or Expense Reimbursement	-0.33%	-0.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%	1.50%
(1)	Because the Fund has not yet commenced operations, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(2)
Marmont Partners LLC (the “Advisor”), the Fund’s investment advisor, has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) do not exceed 1.25% of the Fund’s average daily net assets, through at least February 14, 2021, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.25%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through February 14, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years
Institutional Shares	$127	$397
Retail Shares	$153	$474

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5

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time.

Principal Investment Strategies
Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies located in emerging market or frontier market countries, without regard to market capitalization. Emerging markets are developing countries that are typically vulnerable to political and economic instability, have low average per-capita income, and are in the process of building their industrial and commercial base. Frontier markets are countries that have the same characteristics as emerging markets, but have financial markets that are less established than emerging markets countries. The Fund’s sub-advisor, Redwood Investments, LLC (“Redwood Investments” or the “Sub-Advisor”) considers emerging and frontier markets to be those countries included in the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

The Emerging Markets Fund invests primarily in common stocks and traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. American Depositary Receipts (“ADRs”), Global Depositary Receipts, (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Emerging Markets Fund may invest in ETFs that are aligned with the Fund’s principal investment strategies for temporary cash management purposes.

In seeking investment opportunities for the Emerging Markets Fund, the Sub-Advisor analyzes emerging and frontier markets to identify individual companies with stable operating histories, strong financials, competitive advantages, and proven management teams. The Fund will invest in companies whose securities exhibit strong positive momentum, recent positive earnings revisions, and attractive valuations, among other qualities the Sub-Advisor deems relevant.

Though the Sub-Advisor places an emphasis on the fundamentals of individual securities when selecting holdings for the Emerging Markets Fund, it also considers the diversity of the Fund’s portfolio with respect to countries, currencies, market capitalizations and sectors when investing in new holdings, and managing the size of current holdings of the Fund.

The Emerging Markets Fund may invest up to 100% of its net assets in cash, cash equivalents, time deposits, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes.

Principal Risks
Before investing in the Emerging Markets Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•
Management Risk. Investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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6

•
Equity Market Risk. Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Foreign Securities Risk. Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between the United States and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign securities may be subject to foreign withholding taxes.

•
Emerging and Frontier Markets Risk. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

•
Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Advisor expects.

•
Depositary Receipts Risk. The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. The risks of such depositary receipts include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

•
Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•
Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. Securities of medium and smaller capitalization issuers may be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

•
Exchange-Traded Fund Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.

•
Liquidity Risk.  From time to time trading opportunities may be more limited for a particular security or type of instrument in which the Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, the Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

•
Valuation Risk.  The sale price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

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7

Performance
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.marmontpartners.com.

Management

Investment Advisor and Sub-Advisor. Marmont Partners LLC is the Fund’s investment advisor. Redwood Investments, LLC is the Fund’s sub-advisor.

Portfolio Managers. The following members of the Sub-Advisor’s investment team are jointly and primarily responsible for the day-to-day management of the Emerging Markets Fund, and have served as the Fund’s portfolio managers for the periods shown.

Name	Title
Michael Mufson, CFA	Co-Chief Investment Officer and Managing Partner, portfolio manager of the Fund since February 2018
Ezra Samet, CFA	Portfolio Manager and Analyst, portfolio manager of the Fund since February 2018
Donald Smith, CFA	Portfolio Manager and Analyst, portfolio manager of the Fund since June 2018

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 9 of the Prospectus.

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8

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail to: Marmont Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, by telephone at 1-833-MAR-MONT, by wire transfer or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None

Tax Information
The Funds’ distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your advisor or visit your financial intermediary’s website for more information.

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Investment Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objectives
The International Equity Fund and Emerging Markets Fund seek long-term capital appreciation.

Change in Investment Objective. Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. However, a Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies

Marmont Redwood International Equity Fund
Under normal circumstances, the International Equity Fund invests primarily in securities of established companies that are domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of issuers domiciled in non-U.S. countries, or if market conditions are not favorable, at least 30% invested in securities of issuers domiciled in non-U.S. countries. The Fund typically holds investments across many of the countries included in the MSCI World ex USA Index (which is currently 22 countries), although the Fund is not required to hold investments representing all countries included in the index at all times.  The countries within the index that the Fund will invest in will be determined by the Sub-Advisor.

The International Equity Fund considers companies domiciled in non-U.S. countries to be those companies that are: (i) organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or (ii) that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S. The Fund may invest in securities of companies located or operating within developed markets, as well as emerging and frontier markets.

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, without regard to market capitalization. The Fund’s investments will generally consist of common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in ADRs, GDRs, EDRs, and IDRs. The International Equity Fund may invest in ETFs that are aligned with the Fund’s principal investment strategies for temporary cash management purposes.

Marmont Redwood Emerging Markets Fund
Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies located in emerging market or frontier market countries, without regard to market capitalization. Emerging markets are developing countries that are typically vulnerable to political and economic instability, have low average per-capita income, and are in the process of building their industrial and commercial base. Frontier markets are countries that have the same characteristics as emerging markets, but have financial markets that are less established than emerging markets countries. The Fund’s sub-advisor, Redwood Investments, LLC (“Redwood Investments” or the “Sub-Advisor”) considers emerging and frontier markets to be those countries included in the MSCI Emerging Markets Index and the MSCI Frontier Markets Index. These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America.

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The Emerging Markets Fund invests primarily in common stocks traded on a public securities exchange or market organized and regulated pursuant to the laws of the jurisdiction of such exchange. The Fund may also invest in ADRs, GDRs, EDRs, and IDRs. The International Equity Fund may invest in ETFs that are aligned with the Fund’s principal investment strategies for temporary cash management purposes.

Additional Information About the Funds’ Principal Investment Strategies

Investments in Equity Securities. Funds may invest in companies of any size. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. The Sub-Advisor may sell a holding if, among other reasons, the Sub-Advisor determines its investment thesis of an issuer has deteriorated, due to factors such as earnings disappointments or unattractive valuations; or the Sub-Advisor anticipates underperformance of the security due to factors such as deviations from the issuer’s business strategy, management turnover, a change in the issuer’s competitive position, or legal and ethical concerns.

Investments in Securities of Foreign Issuers, Emerging Markets and Frontier Markets. In considering whether to invest in the securities of a foreign issuer, the Sub-Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The Funds may invest in securities of issuers located in emerging and frontier markets. Under normal market conditions, the Emerging Markets Fund will invest at least 80% of its net assets in securities of foreign issuers located in emerging or frontier markets.

Temporary Strategies; Cash or Similar Investments. For temporary defensive purposes, in an attempt to respond to adverse market, economic, political, or other conditions, the Sub-Advisor may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Taking a temporary defensive position may result in a Fund not achieving its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Funds
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund. The following principal risks are applicable to investments in the Funds:

General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets experienced significant volatility in recent years. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the following risks associated with an investment in the Funds may be increased. Continuing market problems may have adverse effects on the Funds.

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Management Risk. The ability of a Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in a Fund may vary with the effectiveness of the Sub-Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global or regional political, economic and banking crises, and issuer-specific considerations. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Foreign Securities Risk. Foreign securities risks include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Income earned on foreign securities may be subject to foreign withholding taxes.

Emerging and Frontier Markets Risk. In addition to developed markets, the International Fund may invest in emerging and frontier markets. The Emerging Markets Fund will invest at least 80% of its net assets in emerging and frontier markets. In addition to the risks of foreign securities in general, countries in emerging and frontier markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of emerging and frontier markets could result in loss to a Fund. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets.  As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.

Foreign Currency Risk. Since the Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Funds may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Funds and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated in that currency and a Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Funds will incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, actions by central banks or supranational entities such as the International Monetary Fund or managed adjustments in relative currency values and other protectionist measures imposed by foreign countries.

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Depositary Receipts Risk. The Funds may invest in ADRs, EDRs, GDRs and IDRs, which are securities representing securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs and GDRs represent a bank certificate issued in more than one country for shares in a foreign company. An IDR is issued by a depository bank representing ownership of stock of a foreign company held by the bank in trust. Depositary receipts are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities issued by a foreign corporation. The Funds may purchase ADRs regardless of whether they are “sponsored” or “unsponsored.” “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” ADRs receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depositary receipt. Depositary receipts may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. For purposes of the Funds’ investment policies, depositary receipts are deemed to have the same classification as the underlying securities they represent. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

ETF Risk. The Funds may purchase shares of other investment companies in the form of ETFs that are in alignment with their principal investment strategies. Federal law generally prohibits a mutual fund from acquiring shares of another investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. When a Fund invests in an ETF you will indirectly bear fees and expenses charged by the underlying ETF in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying ETF’s shares. An investor may invest directly in an ETF, and thereby avoid paying duplicative fees. An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management and other fees, which increase their cost.

Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies.

Medium and Small Capitalization Risk. Investing in medium and small capitalization companies may involve special risks because those companies may have narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about medium and small capitalization companies.

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Liquidity Risk. Liquidity risk results when the market for a particular security or type of security or other investment is relatively illiquid, making it difficult, or even impossible, for a Fund to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events, imbalances in supply and demand, changes in a specific market’s size or structure, or general market disruptions. Securities or other investments with reduced liquidity may involve greater risk than securities with more liquid markets. From time to time trading opportunities may be more limited for a particular security or type of instrument in which a Fund may invest, making it more difficult to sell an investment at a favorable price or time or in response to a specific economic event. Consequently, a Fund may have to accept a lower price to sell an investment, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to an increase in a security’s price volatility.

Valuation Risk. The sale price a Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds transact, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders), and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.

New Fund Risk. There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. Liquidation of a Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of a Fund’s liquidation may not be favorable.
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Portfolio Holdings Information
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI. Disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q or Form N-PORT. The annual and semi-annual reports to Fund shareholders, once available, will be free of charge by contacting the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-833-MAR-MONT, or by visiting the Funds’ website at www.marmontpartners.com. The Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov.

VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS
Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Funds’ service providers may discontinue or modify these voluntary actions at any time without notice. Performance of the Funds will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.

Management of the Funds

Investment Advisor
Marmont Partners LLC, located at 925 W. Lancaster Avenue, Suite 220, Bryn Mawr, PA 19010, is a SEC-registered investment advisory firm formed in 2017. As of the date of this Prospectus, the Advisor’s only clients are the Funds.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor, and subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the Funds. The Advisor evaluates and selects the Sub-Advisor, and oversees the implementation of the Funds’ investment program by the Sub-Advisor, subject to the supervision of the Board of Trustees. The Advisor also furnishes the Funds with office space and certain administrative services and provides personnel needed to fulfill its obligations under the investment advisory agreement. Each Fund compensates the Advisor for its services at the annual rate of 1.00% of its average daily net assets.

Fund Expenses. Each Fund is responsible for its own operating expenses. However, pursuant to an operating expense limitation agreement between the Advisor and the Funds, the Advisor has agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Funds’ operating expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 1.00% of the Fund’s average annual net assets for the International Equity Fund, and 1.25% of the Fund’s average annual net assets for the Emerging Markets Fund. To the extent a Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the applicable expense limitation. The Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses. This operating expense limitation agreement is in effect through at least February 14, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of the Funds’ investment advisory agreement and sub‑advisory agreement is available in the International Equity Fund’s semi-annual report to shareholders for the period ended April 30, 2018.

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The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust.

Sub-Advisor
Redwood Investments, LLC, located at One Gateway Center, Suite 802, Newton, MA 02458, provides investment management and advisory services to institutional investors and investment companies. The Sub-Advisor is a SEC-registered investment advisory firm formed in 2004. Subject to supervision by the Advisor and the oversight of the Board of Trustees, the Sub-Advisor manages the investment program for the Funds, including the purchase, retention and disposition of investments in each Fund’s portfolio, in accordance with each Fund’s investment objective, policies and restrictions. The Advisor has ultimate responsibility to oversee the Sub-Advisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors the compliance of the Sub-Advisor with the investment objectives and related policies of the Fund; (ii) reviews the performance of the Sub-Advisor; and (iii) reports periodically on such performance to the Board of Trustees. The Sub‑Advisor is paid a sub-advisory fee by the Advisor for its services as sub-advisor to each Fund.

Portfolio Managers
The portfolio managers will perform trading and day‑to‑day portfolio management for the Funds according to the investment strategies and policies described in this Prospectus.

Michael Mufson, CFA, co-founded Redwood Investments in 2004 and is responsible for day-to-day management of the firm. He serves as Co-Chief Investment Officer (“CIO”) and Portfolio Manager/Analyst. Prior to Redwood Investments, Mr. Mufson was a Managing Director at Putnam Investments and a member of the Executive Committee, where he managed small and large cap strategies. He began his career at Stein Roe & Farnham where he was a research analyst and portfolio manager for the Liberty Utility Fund. Mr. Mufson has an MBA from Emory University and a BA from Vanderbilt University.

Ezra Samet, CFA, joined Redwood Investments in 2006 and serves as Portfolio Manager/Analyst. Mr. Samet previously worked as an associate at Rochester Management Corp., a commercial real estate firm, conducting market research and feasibility studies for commercial properties. Mr. Samet has a BA from Columbia University.

Donald Smith, CFA, joined Redwood Investments in 2018 and serves as Portfolio Manager/Analyst. Mr. Smith previously worked as Chief Investment Officer of Global Emerging Markets at BNP Paribas Asset Management. He previously served as lead portfolio manager on the Turner Investments’ Emerging Markets Equity Portfolio and a portfolio manager on their Global and International Growth Portfolio and their Resource and Infrastructure Long/Short Fund.  Mr. Smith also worked as an Analyst at Delaware Investments and at Miller Anderson Sherrerd. Mr. Smith has a MBA from the Sloan School of Management at MIT and a BA from Syracuse University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and ownership of the Funds’ securities.

Prior Performance of the Sub-Advisor’s Similar Accounts
The International Equity Fund commenced operations on February 14, 2018 and has less than one year of operating history. The table below provides some indication of the risks of investing in the International Equity Fund by showing changes in the performance of the Sub-Advisor’s International Developed Markets Strategy Composite (the “Composite”) and by comparing the performance of the Composite with a broad measure of market performance. The Composite performance shown is the performance of all of the Sub-Advisor’s discretionary private accounts managed using investment objectives, policies and strategies that are substantially similar to the investment strategies that the Sub-Advisor uses to manage the International Equity Fund. The performance of the International Equity Fund may not correspond with the performance of the discretionary private accounts comprising the Composite.

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The Composite returns were prepared by the Sub-Advisor using Global Investment Performance Standards (“GIPS”), and are based on total return, including gains or losses plus income, after deducting all actual fees and expenses incurred by the accounts, and including reinvested distributions. The private accounts comprising the Composite are subject to an annual management fee of up to 1.00% of assets, and have different operating expenses than the International Equity Fund. When available, the average annual total return that will be disclosed in the International Equity Fund’s Prospectus will be computed using the standard formula set forth in rules promulgated by the SEC for the International Equity Fund, which differs in certain respects from the methods used to compute total return for the Composite. The performance returns of the Composite would have been lower had they been calculated using the standard formula promulgated by the SEC. The private accounts comprising the Composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Additionally, if applicable, such limitations, requirements and restrictions might have adversely affected the performance returns of the Composite.

The performance data set forth below is for the Composite and is not the performance results of the International Equity Fund. This performance data should not be considered indicative of the International Equity Fund’s future performance.

Composite - Average Annual Total Returns for the Periods Ended December 31, 2018:

	One Year	Three Year	Since Inception (7/1/2014)
Composite (net of all actual fees and expenses)	-13.27%	3.88%	2.59%
MSCI World Ex-US Index	-13.64%	3.64%	-0.32%
(reflects no deduction for fees, expenses or taxes)

Shareholder Information

Pricing of Shares
The price of each Fund’s shares is based on its NAV. The NAV per share of the Funds is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern Time) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent (the “Transfer Agent”) and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Funds may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold. In addition, a foreign exchange may not value its listed securities at the same time that the Funds calculate their NAV.

The Funds value their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, fair value will be determined using procedures adopted by the Board.

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When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Prices of foreign securities or other assets quoted in foreign currencies are translated into U.S. dollars at current rates. If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above. The Funds have retained a pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service may employ quantitative models in determining fair value.

Description of Share Classes
The International Equity Fund offers Institutional Shares and Retail Shares in this prospectus. The Emerging Markets Fund has also established Institutional Shares and Retail Shares, which are not currently being offered. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below. Each class of shares has different expenses and distribution arrangements to provide for different investment needs. You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Institutional Shares. Institutional Shares pay lower annual expenses than the Funds’ Retail Shares. Institutional Shares are offered without sales charges, and are not subject to Rule 12b‑1 distribution or shareholder servicing fees. Institutional Shares are offered only to institutional investors or through certain financial intermediary accounts or retirement plans, subject to the investment minimum for opening accounts. Institutional Shares are available to the following:

•	institutional investors;
•	Individual Retirement Accounts (“IRAs”);
•	certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
•	existing Institutional class shareholders;
•
Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Funds and the Advisor or Sub-Advisor and other individuals who are affiliated with the Funds (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Advisor or Sub-Advisor affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).

Retail Shares. Retail Shares are sold without sales charges, and are subject to a Rule 12b‑1 distribution and shareholder servicing fee of 0.25% of the average daily net assets of the Fund attributable to Retail Shares, computed on an annual basis (discussed below in the section entitled “Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares”). The Rule 12b-1 distribution fee compensates your financial intermediary for providing distribution services.

Exchanging Between Share Classes. You may exchange Retail Shares of a Fund for Institutional Shares of the same Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in Institutional Shares at the time of the exchange. Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. An exchange from one class to another within a Fund will not be a taxable transaction. To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary directly. The Funds reserve the right to modify or eliminate the share class exchange feature.

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Purchase of Shares
The Funds’ shares are offered on a continuous basis and are sold without any sales charges. You may purchase shares as specified below. Minimum amounts for investment in the Funds are shown below. The Funds reserve the right to change the criteria for eligible investors and investment minimums.

Share Purchase Amounts	Institutional Shares	Retail Shares
Minimum Initial Investment – All Accounts	$100,000	$3,000
Minimum Subsequent Investment – All Accounts	None	None

Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Fund you are investing in, indicating the name of the Fund you are purchasing and the dollar amount to be purchased, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. The Funds will not accept payment in cash or money orders. The Funds do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. Send the check and account application to:

Regular mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701

Overnight mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Wire: If you are making your first investment in a Fund by wire, before you wire funds the Transfer Agent must have a completed account application. You may mail or deliver overnight your account application to the Transfer Agent at the addresses provided under “By Mail,” above. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.

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Before sending funds for initial or subsequent investment by wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Your bank should transmit funds by wire to:

Wire to:                                        U.S. Bank, N.A.
ABA Number:                              075000022
Credit:                                          U.S. Bancorp Fund Services, LLC
Account:                                       112-952-137
              Further Credit:                              Marmont Funds
                                                                    (name of the Fund you are investing in)
                                                                    (Shareholder Name/Account Registration)
                                                                    (Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Telephone: If you did not decline telephone options on your Account Application to perform telephone transactions (or were added by subsequent arrangement in writing with a Fund) and your account has been open for 7 business days, you may purchase additional shares by calling the Fund toll-free at 1-833-MAR-MONT. Telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m., Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.

Purchase orders by telephone must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan:  Once your account has been opened you may make additional purchases of Institutional Shares or Retail Shares of the Funds at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Funds on a monthly, quarterly or semi-annual basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network.  To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at 1-833-MAR-MONT for instructions.  Signed applications should be received by the Transfer Agent seven business days prior to your initial transaction. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to effective date.

Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. “Good order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Any purchase order may be rejected if the Funds determine that accepting the order would not be in the best interest of a Fund or its shareholders. The Funds reserve the right to reject any account application. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any payment that is returned.

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Redemption of Shares
You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or financial intermediary has received your redemption request. The name of the Fund you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire (for amounts $1,000 or more) or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.

The Funds typically expect to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If a Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Funds typically expect to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the applicable Fund. The Funds reserve the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, a Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days).

By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the name of the Fund you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:

Regular mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701

Overnight mail:
Marmont Funds
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.

By Telephone: If you prefer to redeem your shares by telephone and you did not decline telephone options on your account application, you may initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-833-MAR-MONT. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source. Redemption requests must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 pm, Eastern Time).

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plan:  You may redeem your Retail Shares or Institutional Shares of the Funds through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network directly to your bank account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal.  A withdrawal under the SWP involves redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.

In-Kind Redemptions: The Funds reserve the right to honor redemption requests by making payment in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption-in-kind”), and may be made in the form of pro-rata slices of a Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.

Retirement Accounts: Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-833-MAR-MONT. You will be asked whether or not to withhold taxes from any distribution.

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Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Purchasing and Redeeming Shares Through a Financial Intermediary
You may purchase and redeem shares of the Funds through certain financial intermediaries (and their agents) that have made arrangements with the Funds to sell their shares. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Funds. Financial intermediaries may be authorized by the Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”) to designate other financial intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when the Funds, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ prospectus.

The Distributor, on behalf of the Funds, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Advisor and/or its affiliates may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.

Frequent Purchases and Redemptions
The Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of Fund shares can disrupt the management of a Fund, negatively affect a Fund’s performance, and increase expenses for all of a Fund’s shareholders. In particular, frequent trading can: (i) force a Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for a Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a Fund invests in securities that are thinly traded (some small capitalization stocks, for example) or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute a Fund’s NAV for long-term shareholders.

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If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Funds.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Funds’ policy is intended to discourage excessive trading in the Funds’ shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Funds reserve the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Funds. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application. The Funds will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.

The Funds’ policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Funds are substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Funds will use their best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Funds’ ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Funds’ success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Funds. In some cases, the Funds may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Funds’ policies when the Funds believe that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds.

Exchanging Between Share Classes
You may exchange shares of one share class of a Fund for a different share class of the same Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are exchanging into.  Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed.  An exchange from one class to another within the same Fund will not be a taxable transaction.

To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary.  Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this prospectus.  The Funds reserve the right to modify or eliminate the share class exchange feature.

Other Fund Policies

Small Accounts: If the value of your account falls below the investment minimum, the Funds may ask you to increase your balance. If the account value is still below the investment minimum after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

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Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owner(s) of the legal entity. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Funds reserve the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. Please contact the Transfer Agent at 1-833-MAR-MONT if you need additional assistance when completing your account application.

Householding: In an effort to be environmentally sensitive and to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts please call, toll-free, 1-833-MAR-MONT to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholders: It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information. The shareholder’s last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor
The Trust has entered into a Distribution Agreement with Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor and the Funds’ administrator and custodian are affiliated companies. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Distribution and Shareholder Servicing (Rule 12b-1) Plan – Retail Shares
The Funds have adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Rule 12b-1 Plan”) on behalf of their Retail Shares. Under the Rule 12b-1 Plan, Retail Shares pay the Distributor or other authorized recipients a Rule 12b-1 fee at an annual rate of 0.25% of their average daily net assets. The Distributor uses this Rule 12b‑1 fee primarily to finance activities that promote the sale of Retail Shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment in Retail Shares and may cost you more than paying other types of sales charges. The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Retail Shares. Financial institutions will receive Rule 12b-1 fees from the Distributor based upon Retail Shares owned by their clients or customers. Institutional Shares of the Funds are not subject to the Rule 12b-1 Plan, and do not pay Rule 12b-1 fees.

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Payments to Financial Intermediaries
The Advisor, out of its own resources and legitimate profits and without additional cost to the Funds or their shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing. The Advisor may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of a Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes

Distributions
Each Fund will make distributions of net investment income and net capital gain, if any, at least annually, typically during the month of December. A Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at such Fund’s then current net asset value (“NAV”) per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.

Distributions of a Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to a Fund’s shareholders as ordinary income. For a non-corporate shareholder, to the extent that a Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that a Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

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Distributions of a Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Funds’ securities. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable a Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. If a Fund makes such an election, you will be notified. Please see the SAI for additional information regarding the foreign tax credit.

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Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell, exchange or redeem those shares. Each Fund will determine cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The federal income tax status of all distributions made by a Fund for the preceding year will be annually reported to shareholders. Distributions made by a Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

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Financial Highlights

The following financial highlights table shows the financial performance information for Institutional Shares and Retail Shares of the International Equity Fund’s for the periods from February 14, 2018 (commencement of operations for Institutional Shares) to October 31, 2018 and September 17, 2018 (commencement of operating for Retail Shares) to October 31, 2018, respectively.  The total return in the table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends).  This information has been audited by BBD, LLP, the independent registered public accounting firm of the Fund, whose report along with the Fund’s Annual Financial Statements, is included in the Fund’s 2018 Annual Report to Shareholders, which is available upon request. Because the Emerging Markets Fund has not yet commenced operations, there are no financial highlights for the Emerging Markets Fund available at this time.

Institutional Shares	February 14, 2018* through October 31, 2018

Net Asset Value – Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net investment income/(loss)[1]	__[2]
Net realized and unrealized loss	(0.85)
Total from investment operations	(0.85)

Net Asset Value – End of Period	$9.15

Total Return	(8.50)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,580
Ratio of operating expenses to average net assets:
Before reimbursements	11.31%+
After reimbursements	1.00%+
Ratio of net investment income/(loss) to average net assets:
Before reimbursements	(10.25)%+
After reimbursements	0.06%+
Portfolio turnover rate[3]	53%^
* Commencement of operations for Institutional Shares was February 14, 2018.
+ Annualized
^ Not Annualized
1 The net investment income/(loss) per share was calculated using the average shares outstanding method.
2 Amount is less than $0.01 per share.
3 Portfolio turnover was calculated on the basis of the Fund as a whole.  The rate presented represents portfolio turnover for the entire fiscal period.

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Retail Shares	September 17, 2018* through October 31, 2018

Net Asset Value – Beginning of Period	$10.32

Income (Loss) from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized loss	(1.16)
Total from investment operations	(1.17)

Net Asset Value – End of Period	$9.15

Total Return	(11.34)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,390
Ratio of operating expenses to average net assets:
Before reimbursements	4.43%+
After reimbursements	1.25%+
Ratio of net investment loss to average net assets:
Before reimbursements	(3.99)%+
After reimbursements	(0.81)%+
Portfolio turnover rate[2]	53%^
* Commencement of operations for Retail Shares was September 17, 2018.
+ Annualized
^ Not Annualized
1 The net investment income loss per share was calculated using the average shares outstanding method.
2 Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal period.

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30

PRIVACY NOTICE

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non‑public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Funds without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1‑833‑MAR‑MONT.

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Investment Advisor
Marmont Partners LLC
925 W. Lancaster Avenue, Suite 220
Bryn Mawr, Pennsylvania 19010

Investment Sub-Advisor
Redwood Investments, LLC
One Gateway Center, Suite 802
Newton, Massachusetts 02458

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Compliance Services
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

Marmont Funds
each a series of Manager Directed Portfolios

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio holdings. The annual reports contain a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ prior fiscal year.

You can obtain a free copy of these documents , request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-833-MAR-MONT, by visiting the Funds’ website at www.marmontpartners.com or by writing to:

Marmont Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

Reports and other information about the Funds are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑21897)
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MANAGER DIRECTED PORTFOLIOS

Marmont Redwood International Equity Fund
Institutional Shares
(Trading Symbol: MRILX)
Retail Shares
( Trading Symbol: MRIDX)

Marmont Redwood Emerging Markets Fund
Institutional Shares
(not currently offered)
Retail Shares
(not currently offered)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2019

This Statement of Additional Information (“SAI”) provides general information about the Marmont Redwood International Equity Fund (the “International Equity Fund”) and the Marmont Redwood Emerging Markets Fund (the “Emerging Markets Fund”) (each, a “Fund,” and collectively, the “Funds” or “Marmont Funds”), each a series of Manager Directed Portfolios (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated February 28, 2019 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.

The financial statements of the International Equity Fund for the fiscal period ended October 31, 2018, included in the Annual Report to shareholders and the report dated December 26, 2018 of BBD, LLP, the independent registered public accounting firm for the Funds, related thereto are incorporated into this SAI by reference.  No other parts of the Annual Report are incorporated herein by reference.

To obtain a copy of the current Prospectus and Annual and Semi-Annual Reports, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.marmontpartners.com.

Marmont Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-833-MAR-MONT

 Table of Contents - Statement of Additional Information

GENERAL INFORMATION

Each Fund is a mutual fund that is a separate series of Manager Directed Portfolios (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and each Fund is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on April 4, 2006. Effective July 1, 2016, the Trust changed its name from The Roxbury Funds to Manager Directed Portfolios. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series. As of the date of this SAI, the Trust offers six other series in separate prospectuses and SAIs. The Funds offer two classes of shares: Institutional Shares and Retail Shares. As of the date of this SAI, Institutional Shares and Retail Shares of the Emerging Markets Fund are not available for purchase

Marmont Partners LLC (the “Advisor”) serve as the investment advisor to the Funds. Redwood Investments, LLC (the “Sub-Advisor”) is the Funds’ sub-advisor.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS

The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus.

Investment Objective
Each Fund seeks long term capital appreciation. A Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders. However, a Fund will not make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Diversification
Each Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a Fund’s holdings is measured at the time the Fund purchases a security. However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Funds are diversified, they are less subject to the risk that Fund performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds qualifying as diversified funds under applicable federal laws.  Each Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.

General Market Risks
U.S. and international markets have experienced significant volatility in recent years. The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.

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Investment Strategies and Related Risks

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAVs, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.

Equity Securities. Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Large-Cap Companies. To the extent a Fund invests in the equity securities of large-sized companies, it will be exposed to the risks of larger-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Sized Companies. To the extent a Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller-sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, small- and medium-sized company performance can be more volatile and they may face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

 Table of Contents - Statement of Additional Information

Initial Public Offerings. A Fund may occasionally invest in securities of companies in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Foreign Investments and Currencies. The Funds may make investments in securities of non-U.S. issuers (“foreign securities”), including U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Funds may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of a Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. Foreign securities in which the Funds invest will typically be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
 Table of Contents - Statement of Additional Information

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of a Fund’s holdings in foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging and Frontier Markets. Under normal circumstances, the Emerging Markets Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in companies located in emerging market or frontier market countries. Securities of issuers located in developing or emerging and frontier markets entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Sub‑Advisor may consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time, depending on the Sub‑Advisor’s assessment of prevailing market, economic and other conditions.

Depositary Receipts. The Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) or other securities convertible into securities of issuers domiciled in foreign countries. ADRs include American depository shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs in registered form are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while GDRs, EDRs and IDRs, in bearer form, may be denominated in other currencies and are designed for use in non-U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs, EDRs and IDRs are receipts with a non-U.S. bank evidencing a similar arrangement. For purposes of the Funds’ investment policies, ADRs, GDRs, EDRs and IDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR, EDR or IDR representing ownership of common stock will be treated as common stock.

ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

 Table of Contents - Statement of Additional Information

Illiquid Securities. The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities where the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A or Regulation S under the Securities Act, repurchase agreements with maturities in excess of seven days, securities that typically have extended settlement periods longer than seven days (e.g., bank loans, loan participations and certain foreign securities) and foreign securities that, when sold for cash in the local currency, are subject to extended delays in converting the sales proceeds to U.S. dollars due to foreign exchange market restrictions (e.g., infrequent currency auctions). However, the Funds will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund’s net assets. Rule 144A and Regulation S securities may be treated as liquid securities if they meet the criteria in the Fund’s liquidity guidelines. The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board. If, through the appreciation of restricted securities or the depreciation of unrestricted securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Real Estate Investment Trusts (“REITs”). The Funds may invest in REITs as a non-principal investment strategy. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They also may realize gains or losses from the sale of properties. Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties. Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes at least 90 percent of its taxable income to shareholders each year. Consequently, REITs tend to focus on income-producing real estate investments.

 Table of Contents - Statement of Additional Information

A Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages. Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects. REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect a Fund’s return on its investment in the REIT. In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued proposed Treasury Regulations that, if finalized as proposed, would permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction. These regulations have not yet been finalized and the tax treatment of REIT dividends received through a regulated investment company may change in the future. However, taxpayers may rely on the Treasury Regulations as proposed, until they are adopted as final.

Investment Companies and Exchange Traded Funds. Each Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. Generally, a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the U.S. Securities and Exchange Commission (“SEC”) subject to certain terms and conditions imposed by such exemptive order.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. To the extent a Fund invests in inverse ETFs, such investments are subject to the risk that their performance will decline as the value of their benchmark indices rises. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

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Securities Lending. Each Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Funds may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Sub-Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities. Such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income. For loaned securities, a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Funds will be responsible for the risks associated with the investment of the cash collateral, including the risk that a Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Borrowing. Each Fund may borrow to meet redemption requests or for other temporary purposes. Under the 1940 Act, a fund must limit its borrowing to an amount not to exceed one-third of its total assets. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires each Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce the Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.
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Temporary, Cash and Similar Investments. The Funds may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective. In addition, the Funds may invest in any of the following securities and instruments as a non-principal investment strategy:
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments and Currencies” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. A Fund may invest a portion of its assets in commercial paper and short term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” by Moody’s, or similarly rated by another NRSRO or, if unrated, will be determined by the Advisor to be of comparable quality.

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Portfolio Turnover.  The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities.  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.  High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.

For the fiscal period ended October 31, 2018, the Fund’s portfolio turnover rate was 53%.

DISCLOSURE OF FUND HOLDINGS

The Funds have policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Funds’ operations or it is determined to be useful to the Funds’ shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure of the Funds’ holdings, the Funds will not provide or permit others to provide information about the Funds’ holdings on a selective basis.

The Funds provide Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities. Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

The Funds may, but are not required to, disclose some of the Funds’ portfolio holdings information on the Funds’ website, the Advisor’s website, at a shareholder meeting, in Advisor newsletters, or in other communications made available to all shareholders. Such portfolio holdings disclosures may include the Funds’ complete portfolio holdings, the number of securities each Fund holds, a summary schedule of investments, each Fund’s top ten holdings, or a percentage breakdown of each Fund’s investments by country, sector and industry, or particular holdings. The Advisor may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

The Funds may disclose information relating to the Funds’ portfolio holdings to:

•	certain “independent reporting agencies” recognized by the SEC to be acceptable agencies for the reporting of industry statistical information;
•	financial consultants to assist them in determining the suitability of a Fund as an investment for their clients; and
•
service providers who require access to the information: (i) in order to fulfill their contractual duties relating to the Funds; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Funds by a ranking or ratings agency; or (iv) for the purpose of due diligence regarding a merger or acquisition.

The Funds may also disclose such information in accordance with ongoing arrangements with certain third parties, as discussed below. In addition, such disclosures may be made by the Advisor’s or Sub-Advisor’s trading desk to broker-dealers in connection with the purchase or sale of securities on behalf of the Funds. Finally, the Funds may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to confidentiality agreement and trading instructions.

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In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Advisor or principal underwriter, or any affiliated person of the Funds, the Advisor, or principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described above, which have been approved by the Trust’s Board. The Trust’s Chief Compliance Officer must report all such arrangements to disclose Fund holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders. Before any non-public disclosure of information about the Funds’ holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in a Fund or any other security. Under no circumstances may the Trust or an investment advisor or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

Each of the following third parties have been approved to receive Fund holdings information: (i) U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator, transfer agent and fund accounting agent; (ii) the Funds’ independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Funds’ custodian in connection with its custody of the Fund’s assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) proxy voting services retained by the Funds, the Advisor and/or the Sub-Advisor; (vii) the Sub-Advisor; and (viii) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s. Information may be provided to these parties at any time on conditions of confidentiality. “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles. The Advisor and other service providers will establish procedures to ensure that the Funds’ portfolio holdings information is only disclosed in accordance with these policies. Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

The Funds have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of: (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

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As a matter of fundamental policy, each Fund will not:

1.
purchase the securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that:  (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.
invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies);

3.	borrow money, provided that a Fund may borrow money for temporary purposes in amounts not exceeding one-third of its total assets (including the amount borrowed);

4.
make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.
purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.
purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of investment companies in which the fund is invested when determining concentration of the fund. The Funds will look through to the underlying holdings of investment companies in which a Fund is invested when determining the concentration of a Fund.

With regard to the restriction set forth in item (8) above, the 1940 Act permits a fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if a fund segregates or earmarks assets on the fund’s records or otherwise covers its obligations to limit the fund’s risk of loss, such as through offsetting positions.

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MANAGEMENT OF THE FUNDS

Trustees and Officers
The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”) and one interested person of the Trust (the “Interested Trustee”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The Officers of the Trust conduct and supervise the Trust’s daily business operations.

Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During the Past Five Years	Number of F unds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
INTERESTED TRUSTEE
James R. Schoenike(2) (Born 1959)	Trustee and Chairman, since July 2016	Distribution consultant since 2018; President and CEO, Board of Managers, Quasar Distributors, LLC, (2013 – 2018).	8	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017; Managing Director of Kohala Capital Partners, LLC, (2011 – 2016).	8	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC, since 2013.	8	Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry) (2015 – 2016); Trustee, XAI Octagon Floating Rate & Alternative Income Term Trust, since 2017.

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Name, Year of Birth and Address(1)	Position(s) Held with the Trust and Length of Time Served(3)	Principal Occupation(s) During the Past Five Years	Number of F unds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; Manager, Motley Fool Wealth Management, LLC, since 2013; Venture Partner and General Counsel, Motley Fool Ventures LP, since 2018; Adjunct Professor, Washington College of Law, American University, since 2006; General Counsel, Motley Fool Asset Management, LLC, (2008 – 2019).	8	None
(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Mr. Schoenike is an Interested Trustee by virtue of his previous position as President of Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”).
(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

As of the date of this SAI, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust’s investment advisor or distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
OFFICERS
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC, since 2001
Matthew J. McVoy(1) (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC, since 2005
Nathan R. Bentley, CPA(1) (Born 1983)	Assistant Treasurer, since July 1, 2016	Officer, Compliance and Administration, U.S. Bancorp Fund Services, LLC, since 2012

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Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years
Gerard Scarpati(2) (Born 1955)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since July 1, 2016	Compliance Director, Vigilant, since 2010
Rachel A. Spearo(1) (Born 1979)	Secretary, since October 31, 2016	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC, since 2004

(1)	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
(2)	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
(3)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

Leadership Structure and Responsibilities of the Board and the Committee
The Board has selected James R. Schoenike, an Interested Trustee, to act as Chairman. Mr. Schoenike’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Schoenike will consult with the Independent Trustees and the Trust’s Officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time. The Board has selected Scott Craven Jones to serve as Lead Independent Trustee. Mr. Jones’s duties include acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helping to set Board meeting agendas and serving as chair during executive sessions of the Independent Trustees.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established one standing committee - the Audit Committee. The Board may establish other committees or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. For more information on the Committee, see the section “Audit Committee,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee
The Audit Committee is comprised of all of the Independent Trustees. Mr. Lyman serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” The Audit Committee met two times with respect to the International Equity Fund during the Fund’s most recent fiscal period ended October 31, 2018.

Trustee Experience, Qualifications, Attributes and/or Skills
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust. In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

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Mr. Schoenike has been a trustee of the Trust since July 2016 and serves as the Chairman of the Board. He was employed by various subsidiaries of U.S. Bancorp from 1990 to 2018 and has decades of experience in the securities industry. In 2000, Mr. Schoenike was instrumental in establishing Quasar, a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer. Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust. Mr. Lyman has over 15 years of experience in the investment management industry. He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017. Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016. He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser. Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust. Mr. Jones has over 25 years of experience in the asset management industry as an attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones has served as a Managing Director of Carne Global Financial Services (US) LLC since 2013. Prior to that, he was an Advisor to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

Mr. Greenberg has been a trustee of the Trust since July 2016 and serves on the Audit Committee. Mr. Greenberg has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996. He also served as General Counsel to Motley Fool Asset Management, LLC from 2008 to 2019 and has been Manager of Motley Fool Wealth Management, LLC since 2013. He has been a Venture Partner of and General Counsel to Motley Fool Ventures LP since 2018. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, and Germany. He has a Master’s degree and a Juris Doctorate degree from Stanford University.

Risk Oversight
The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust Officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk. Day-to-day risk management with respect to each Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

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The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by the Board’s Audit Committee. The Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Security and Other Interests
As of the date of this SAI, neither the Trustees who are not “interested persons” of the Funds, nor members of their immediate family, own securities beneficially or of record, in the Advisor, the Sub-Advisor, the Distributor or any of their affiliates. Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Sub-Advisor, the Distributor or any of their affiliates.

The following table shows the dollar range of equity securities owned beneficially by the Trustees, as well as each Trustee’s aggregate ownership in all series of the Trust, as of December 31, 2018.  Each Trustee’s ownership is stated as one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the International Fund	Aggregate Dollar Range of Equity Securities in All Series of the Trust
Gaylord B. Lyman	None	None
James R. Schoenike	None	None
Scott Craven Jones	None	None
Lawrence T. Greenberg	None	None

Compensation
The Interested Trustee receives no compensation for his service as a Trustee. For their services as Trustees, effective January 1, 2019, the Independent Trustees receive from the Trust an annual retainer in the amount of $20,000; a per meeting fee of $1,500 for each meeting attended in person; $500 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Lead Independent Trustee receives an additional $2,500 annual retainer and the Audit Committee Chair receives an additional $1,500 retainer.

For the International Equity Fund’s fiscal period ended October 31, 2018, the Independent Trustees received the following compensation.(1)

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Independent Trustee	Aggregate Compensation from Funds(2)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and the Trust(5) Paid to Trustees:
Gaylord Lyman(3)(4)	$2,276	None	None	$16,292
Lawrence Greenberg(4)	$2,177	None	None	$15,583
Scott Craven Jones(4)(6)	$2,276	None	None	$16,292
(1)
During the fiscal period ended October 31, 2018, the Independent Trustees received from the Trust an annual retainer in the amount of $6,000; a per meeting fee of $2,000 for each Board and Audit Committee meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings; the Audit Committee Chair and Lead Independent Trustee each received an additional $1,000 annual retainer.

(2)
Trustees’ fees and expenses are allocated among the Funds and the other series comprising the Trust. Because the Emerging Markets Fund has not commenced operations as of the date of this SAI, the Aggregate Compensation relates only to compensation received by the Trustees from the International Equity Fund.

(3)	Audit Committee chairman.
(4)	Audit Committee member.
(5)	There are currently six other series within the Trust.
(6)	Lead independent Trustee.

Because the Emerging Markets Fund has not commenced operations as of the date of this SAI, the following compensation figures represent estimates for the Emerging Markets Fund’s fiscal year ending October 31, 2019(1).

Independent Trustee	Aggregate Compensation from Fund(2)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust(6) Paid to Trustees:
Gaylord Lyman(3)(4)	$3,438	None	None	$27,500
Lawrence Greenberg(4)	$3,250	None	None	$26,000
Scott Craven Jones(4)(6)	$3,563	None	None	$28,500
(1)
Prior to January 1, 2019, the Independent Trustees received from the Trust an annual retainer in the amount of $6,000; a per meeting fee of $2,000 for each Board and Audit Committee meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings; the Audit Committee Chair and Lead Independent Trustee each received an additional $1,000 annual retainer.

(2)	Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.
(3)	Audit Committee chairman.
(4)	Audit Committee member.
(5)	There are currently six other series of the Trust.
(6)	Lead Independent Trustee.

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor, the Sub-Advisor and the Distributor to invest in securities that may be purchased or held by the Fund.

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On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics. Each Code of Ethics is publicly available as exhibits to the Funds’ registration statement filed with the SEC.

PROXY VOTING

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Funds to the Advisor, subject to the Board’s continuing oversight. The Advisor has delegated the authority to vote proxies for the portfolio securities held by the Funds to the Sub-Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) adopted by the Sub-Advisor.

The Sub-Advisor will attempt to vote against any management proposals it believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management from accountability to shareholders or prudent regulatory compliance. This would include, among others, voting against proposals to increase indemnification protections for directors or officers, or to establish unequal voting rights, in a way that could restrict the ability of shareholders to realize the value of their investment. The Sub-Advisor also generally supports proposals aimed at effectuating standard and necessary aspects of business operations of companies that will not typically have a significant effect on the value of the Sub-Advisor’s investment in such companies. These may include but are not limited to name changes, elections of directors, and employee stock purchase or ownership plans. Each proxy proposal may be reviewed on a case-by-case basis by a member of the Sub-Advisor’s portfolio management team.

When the Sub-Advisor determines a potential conflict of interest between its interests and that of a Fund, the Sub-Advisor will first determine whether such conflict is material. In the event a conflict is, or may be, material, the Sub-Advisor will take at least one of the following steps as it deems necessary: (i) inform the Board of the material conflict and the Sub-Advisor’s voting decision; (ii) discuss the proxy vote with the Board; (iii) fully disclose the material facts regarding the conflict and seek the Board’s consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. The Sub-Advisor will document the steps it took to evidence that the proxy vote or abstention was in the best interest of the relevant Fund(s) and not the product of any material conflict.

Each Fund’s proxy voting records if applicable, for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling 1-833-MAR-MONT and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund. As of January 31, 2019, the following shareholders owned 5% or more of the outstanding shares of a class of the International Equity Fund as listed below:

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  Marmont Redwood International Equity Fund – Institutional Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership

499 National Financial Services, LLC Washington Boulevard, 5th Floor Jersey City, NJ 07310-1995	N/A	DE	16.34%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers The Benefit of Customers ATTN: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	82.04%	Record

  Marmont Redwood International Equity Fund - Retail Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
499 National Financial Services, LLC Washington Boulevard, 5th Floor Jersey City, NJ 07310-1995	N/A	DE	99.62%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor
Marmont Partners LLC, located at 925 W. Lancaster Ave, Suite 200, Bryn Mawr, PA 19010, is a Pennsylvania limited liability company. The Advisor is an SEC-registered investment advisor. William (“Gui”) G. Costin IV is considered a control person of the Advisor due to his ownership of the firm. As of December 31, 2018, the Advisor had approximately $9 million in total assets under management.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor manages the Funds. The Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of each Fund. The Investment Advisory Agreement may be terminated on 60 days’ written notice without penalty: (i) by vote of the Board; (ii) by the vote of a majority of the outstanding voting securities of a Fund; or (iii) by the Advisor. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Under the terms of the Advisory Agreement, the Advisor agrees to: (a) direct the investments of the Funds, subject to and in accordance with each Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Funds securities and other investments consistent with each Fund’s objective and policies; (c) furnish office space and office facilities, equipment and personnel necessary for servicing the investments of the Funds; (d) pay the salaries of all personnel of the Advisor performing services relating to research, statistical and investment activities on behalf of the Funds; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Funds and their investment activities. Additionally, the Advisor agrees to maintain all books and records with respect to the Trust’s securities transactions required by the 1940 Act and rules thereunder (other than those records being maintained by the Trust’s administrator, custodian or transfer agent) and preserve such records for the periods prescribed therefor. The Trust and/or the Advisor may at any time or times, upon approval by the Board and the shareholders of the Funds, enter into one or more sub-advisory agreements with a sub-advisor pursuant to which the Advisor delegates any or all of its duties as listed.

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The Investment Advisory Agreement provides that the Advisor shall not be liable for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Funds, except to the extent of a loss resulting from willful misfeasance, bad faith, negligence, or reckless disregard on its part in the performance of its obligations and duties under the agreement.

For the fiscal period ended October 31, 2018, the Advisor waived all of the advisory fees payable by the International Equity Fund and reimbursed the following amounts of the International Equity Fund’s expenses under the expense limitation agreement described below:

Gross Advisory Fees Earned	Advisory Fees Waived and Fund Expenses Reimbursed
$19,910	$(198,676)

Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, the Advisor did not receive any advisory fees from the Emerging Markets Fund for the fiscal period ended October 31, 2018.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive an annual investment advisory fee, paid monthly, comprising 1.00% of the average daily net assets of each Fund. Pursuant to a contractual expense limitation agreement, the Advisor has agreed to waive a portion of its advisory fee and/or reimburse expenses to ensure the total amount of the each Fund’s operating expenses(excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excludable Expenses”)) does not exceed 1.00% of the International Equity Fund’s average annual net assets, and does not exceed 1.25% of the Emerging Markets Fund average annual net assets. To the extent a Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the applicable expense limitation. The Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses. This operating expense limitation agreement is in effect through at least February 14, 2021, and may be terminated only by, or with the consent of, the Board of Trustees.

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Sub-Advisor
Redwood Investments, LLC, located at One Gateway Center, Suite 802, Newton, MA 02458, is a Massachusetts limited liability company. The Sub-Advisor is an SEC-registered investment advisor.  Jennifer Silver and Michael Mufson are deemed to be control persons of the Sub-Advisor due to their ownership of the firm. As of December 31, 2018, the Sub-Advisor had approximately $1.8 billion in total assets under management.

Pursuant to a sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”),  the Sub-Advisor, subject to supervision by the Advisor and the Board, has responsibility for trading and day-to-day management of each Fund’s investment portfolio in accordance with each Fund’s investment objective, policies and limitations, as stated in the Prospectus and this SAI. The Sub-Advisor’s management of the Funds is subject to the terms and conditions indicated in the Sub-Advisory Agreement.

The Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated, without penalty, with respect to a Fund: (i) by the Fund at any time by the vote of a majority of the Board or by the vote of a majority of the outstanding voting securities of the Fund; (ii) by the Advisor at any time on not more than 60 days’ written notice to the Sub-Advisor; or (iii) by the Sub-Advisor at any time on not more than 60 days’ written notice to the Advisor. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

For its services as sub-advisor to the Funds, the Sub-Advisor is paid a quarterly fee, payable in arears, equal to fifty percent (50%) of the net fee revenue received by the Advisor for such calendar quarter.

The Sub-Advisory Agreement provides that neither the Sub-Advisor nor its officers, directors, employees or agents shall be liable to the Advisor or the Funds for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement in the absence of willful misfeasance, bad faith or negligence on the part of the Sub-Advisor, or reckless disregard of its obligations and duties thereunder.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 Fund Services acts as the Funds’ administrator pursuant to an administration agreement between Fund Services and the Trust. Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, Fund Services receives from the Funds a combined fee for fund administration and fund accounting services based on each Fund’s current average daily net assets. Fund Services is also entitled to certain out-of-pocket expenses. For the fiscal period ended October 31, 2018, the International Equity Fund paid the following administrative fees to Fund Services for its services as the International Equity Funds’ administrator:

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Fiscal Period Ended October 31,
2018 $68,506

Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, Fund Services did not receive any fees from the Emerging Markets Fund for administration services for the fiscal period ended October 31, 2018.

Fund Services also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Independent Registered Public Accounting Firm
BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Funds; and (2) the review of the annual federal income tax returns filed on behalf of the Funds. BBD is located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the custodian of the Funds’ assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Funds, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Compliance Services
Vigilant Compliance, LLC (“Vigilant”) provides compliance services to the Funds pursuant to a service agreement between Vigilant and the Trust. Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Mr. Scarpati as Chief Compliance Officer of the Trust.

DISTRIBUTION OF SHARES

Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, acts as the Funds’ distributor. Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares. The offering of each Fund’s shares is continuous and the Distributor distributes the Funds’ shares on a best efforts basis. The Distributor, Administrator and Custodian are affiliated companies. The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of each Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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Distribution and Shareholder Servicing (Rule 12b-1) Plan Retail Shares
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) on behalf of the Retail Shares of each Fund.

Under the Rule 12b-1 Plan, the Funds pay a Rule 12b-1 distribution and/or shareholder servicing fee to the Distributor and other authorized recipients (the “Rule 12b-1 Fee”) for distribution and shareholder services on behalf of the Retail Shares of the Funds. The Rule 12b‑1 Fee is an annual fee at the rate of 0.25% of the Fund’s average daily net assets attributable to Retail Shares. The Rule 12b-1 Plan provides that the Distributor may use all or any portion of such Rule 12b-1 Fee to finance any activity that is principally intended to result in the sale of each Fund’s Retail Shares, subject to the terms of the Rule 12b-1 Plan, or to provide certain shareholder services to Retail Shares.

The Rule 12b-1 Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Retail Shares of the Fund. Because the Rule 12b-1 Fee is not directly tied to expenses, the amount of Rule 12b-1 Fees paid by the Retail Shares of the Funds during any year may be more or less than actual expenses incurred pursuant to the Rule 12b-1 Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan. The Distributor does not retain any Rule 12b-1 Fees for profit. All Rule 12b-1 Fees are held in retention for distribution-related expenses.

The Distributor may use the Rule 12b-1 Fee to pay for services covered by the Rule 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Retail Shares of the Funds, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current Fund shareholders, the printing and mailing of marketing material pertaining to the Funds, and administrative, shareholder services and other support services provided by financial intermediaries.

The Rule 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Rule 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose. The Rule 12b-1 Plan also required that the Independent Trustees select and nominate all other trustees who are not “interested persons” of the Funds. The Rule 12b-1 Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Funds’ Retail Shares outstanding. All material amendments to the Rule 12b-1 Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Rule 12b-1 Plan requires that the Distributor and/or the Trust’s administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Rule 12b-1 Plan. The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Rule 12b-1 Plan should be continued. With the exception of the Advisor or Sub-Advisor in its capacity as investment adviser to the Funds, no “interested person” of the Funds, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement.

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The Rule 12b-1 Plan provides for the ability to use Retail Shares’ assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Retail Shares (distribution services) or for the provision of certain shareholder services. The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Retail Shares of the Funds through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals. Under the Rule 12b-1 Plan, the Funds may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Funds may make payments under the Rule 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

To the extent these asset-based fees and other payments made under the Rule 12b-1 Plan to these financial intermediaries for the distribution services they provide to the Funds’ Retail Shares shareholders exceed the Rule 12b-1 Fees available, these payments are made by the Advisor from its own resources, which may include its profits from the advisory fee it receives from the Funds. In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with the Fund’s participation in such platforms, all or a portion of the Rule 12b-1 Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Funds’ Retail Shares. In addition, in its discretion, the Advisor may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Funds.

The table below shows the amount of Distribution Fees incurred and the allocation of such fees by the International Equity Fund for the fiscal period ended October 31, 2018. Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, the Emerging Markets Fund did not incur any Distribution Fees for the fiscal period ended October 31, 2018.

Actual Rule 12b-1 Expenditures Incurred by the Retail Shares of the International Equity Fund During the Fiscal Period Ended October 31, 2018
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$187
Payment to Dealers	$43
Compensation to Sales Personnel	$0
Interest, Carrying or Other Financing Charges	$0
Other	$0
Total	$230

During the fiscal period ended October 31, 2018 the Funds did not engage in securities lending.

PORTFOLIO MANAGERS

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds as of December 31, 2018.
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Portfolio Manager and Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Michael J. Mufson
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	5	$456	0	$0
Other Accounts	207	$1,492	0	$0
Ezra S. Samet
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	5	$456	0	$0
Other Accounts	207	$1,492	0	$0
Donald Smith
Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	2	$51	0	$0
Other Accounts	35	$634	0	$0

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Funds’ investments and investments of other accounts managed include material conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the portfolio manager, and conflicts associated with the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager.

Compensation. Portfolio managers are paid both competitive salaries and awarded annual bonuses. Annual bonus amounts are based upon each portfolio manager’s individual contribution to Redwood Investments’ investment performance.

Ownership of Securities. As of the date of this SAI, the Portfolio Managers did not own any shares of the Emerging Markets Funds. The following table sets forth the dollar range of shares of the International Equity Fund beneficially owned by the International Equity Fund’s portfolio managers as of December 31, 2018.

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Michael J. Mufson	None
Ezra S. Samet	$1-$10,000
Donald Smith	None

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Sub-Advisor places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. The Sub-Advisor has a fiduciary duty to the Funds to obtain best execution, on an overall basis, for all securities transactions. In selecting brokers and dealers, the Sub-Advisor seeks to obtain the best overall execution, taking into account factors including security price, execution capability, quality of trade execution and clearing commission cost, and research services. The Sub-Advisor selects a number of brokers to provide brokerage services, and considers several factors when selecting brokers, including the following:

1.
The broker’s knowledge of the underlying company and the trading activity of the specific security, and the broker's ability to execute the proposed transaction at the most favorable price possible to the client.

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2.	The financial strength of the broker.
3.
The efficiency of the broker’s administrative operations and its ability to assure efficient transactions among Redwood, the brokerage house, the depository institution, if any, the transfer agent and the custodian.

4.
The commission or fees to be charged on the transaction, with the understanding that no transaction will be executed if commissions to be charged are not reasonably competitive with prevailing institutional rates.

5.	The provision to the Sub-Advisor of “research services.”

The Sub-Advisor monitors executions on a daily basis and conducts quarterly trade cost analyses to determine effectiveness of brokers and dealers and identify possible improvement to better achieve best execution for the Funds.

During the fiscal period ended October 31, 2018, the International Equity Fund paid aggregate brokerage commissions in the following amount:

Brokerage Commissions Paid $17,764

The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Fund did not hold any securities of its regular broker-dealers as of October 31, 2018.

The Sub-Advisor may generate “soft dollars” through trading activity and will comply with the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934, as amended. Under “soft dollar” arrangements, one or more of the brokerage firms would provide or pay the costs of certain research services, or other items for the benefit of the Funds. These soft dollar arrangements may benefit the Funds and the Sub-Advisor by reducing expenses. Nonetheless, the Sub-Advisor believes that soft dollar arrangements generally enhance the Sub-Advisor’s ability to obtain research, optimal execution and other benefits on behalf of the Funds.

During the fiscal period ended October 31, 2018, the International Equity Fund paid commissions related to soft dollars in the following amount:

Commissions Paid $3,882

Because the Emerging Markets Fund has not yet commenced operations as of the date of this SAI, the Emerging Markets Fund did not pay any brokerage commissions during the fiscal period ended October 31, 2018.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

Each Fund has two classes of shares – Institutional Shares and Retail Shares. The shares of the Funds, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable. Each class takes separate votes on matters affecting only that class.

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The Funds do not hold annual meetings of shareholders. A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders. Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

A Fund may involuntarily redeem a shareholder’s shares: (a) if the shareholder owns shares of the Fund having an aggregate NAV of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust. In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of a Fund. The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of a Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its series to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its series to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its funds. Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its funds into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

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The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Funds or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, a Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of a Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices. In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares. Information regarding the purchase of shares of the Funds is discussed in the “Purchase of Shares” section of the Prospectus.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory federal income tax withholding. For more information, call 1-833-MAR-MONT. You may be charged a $15 annual account maintenance fee for each retirement account, up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Redemption of Shares. Information regarding how to redeem shares of the Funds is discussed in the “Redemption of Shares” section of the Prospectus.

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If shares to be redeemed represent a recent investment made by check or electronic funds transfer through the ACH network, the Funds reserve the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or electronic funds transfer has been collected (which could take up to 10 days). To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the applicable Fund next determined after the suspension is lifted.

The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by a Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares. The price of a Fund’s shares is based on its NAV. The Transfer Agent determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Funds may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when shares of the Funds cannot be bought or sold.

The Funds values their assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Funds which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.

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Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.

The Board has delegated the day-to-day functions of determining the value of securities not otherwise valued by a pricing service to its Valuation Committee.

DISTRIBUTIONS

Distributions, if any, from the Funds’ investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Funds, after deducting any available capital loss carryovers, are declared and paid to their shareholders at least annually, as described in the Prospectus.

TAXATION OF THE FUND

General. The following summarizes certain additional U.S. federal Income tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the taxation of a Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.

The Funds intend to qualify as regulated investment companies under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, a Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must meet three important tests each year.

First, in each taxable year, a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

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Third, a Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Funds intend to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and certain corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Capital Loss Carryforwards.  As of October 31, 2018, the Fund's most recent fiscal period, the Fund had short-term tax basis capital losses with no expiration date of $185,366. Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.

State and Local Taxes. Although the Funds expect to qualify as regulated investment companies and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which their agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

Taxation of Certain Investments. The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Funds, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, a Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Interest and dividends received by the Funds from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on Fund securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains realized on investments held by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would, in effect, pass through to the shareholders any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund would treat those taxes as distributions paid to its shareholders and each shareholder would be required to (i) include in gross income, and treat as paid by the shareholder, his or her proportionate share of those taxes paid by the Fund, (ii) treat his or her share of those taxes and of any distribution paid by the Fund that represents income sourced from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by the shareholder in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.

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The Funds maintain their accounts and calculate their income in U.S. dollars. In general, gain or loss (i) from the disposition of foreign currencies and forward currency contracts, (ii) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (iii) attributable to fluctuations in exchange rates between the time the Funds accrue interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss

FINANCIAL STATEMENTS

The financial statements of the International Equity Fund and the International Equity Fund’s independent registered public accounting firm’s report appearing in the International Equity Fund’s Annual Report for the fiscal period ended October 31, 2018 are hereby incorporated by reference. As of the date of this SAI, the Emerging Markets Fund has not yet commenced operations, and therefore, no financial statements are available.

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MANAGER DIRECTED PORTFOLIOS
PART C

MARMONT FUNDS

OTHER INFORMATION

Item 28.          Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

	(2)		Amended and Restated Agreement and Declaration of Trust - Filed Herwith.
(b)
Amended and Restated By-laws are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N‑1A, as filed with the SEC on July 7, 2017.

(c)
Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws, as filed with the SEC on July 7, 2017.

(d)	(1)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(2)
Investment Sub-Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(e)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(f)			None
(g)	(1)		Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.
(2)
Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(ii)
Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

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(ii)
Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(ii)
Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016 and is incorporated by reference.
(5)
Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(i)			Opinion and Consent of Counsel – Filed Herewith.
(j)			Consent of Independent Registered Public Accounting Firm – Filed Herewith.
(k)			Not Applicable.
(l)			Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(m)			Rule 12b-1 Plan was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.
(n)
Multiple Class Plan Pursuant to Rule 18f-3 was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(2)
Code of Ethics for the Advisor was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016 and is incorporated by reference.

(4)
Code of Ethics for the Sub-Advisor was previously filed with Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A with the SEC on February 9, 2018 and is incorporated by reference.

Item 29.          Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.          Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is incorporated by reference.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

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The Trust and Roxbury Capital Management, LLC (“Roxbury”), the previous investment adviser to another series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust’s Board of Trustees (the “Board”) pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust’s Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.          Business and Other Connections of Investment Adviser

Marmont Partners LLC (the “Advisor”) will serve as the investment adviser to the Marmont Funds (the “Funds”). The principal business address of the Advisor is 925 W. Lancaster Avenue, Suite 220, Bryn Mawr, Pennsylvania 19010. With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), and dated March 11, 2018.  The Form ADV for the Advisor may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Redwood Investments, LLC (the “Sub-Advisor”) serves as Sub-Adviser to the Funds. The principal address of the Sub-Advisor is One Gateway Center, Suite 802, Newton, Massachusetts, 02458. With respect to the Sub‑Advisor, the response to this Item is incorporated by reference to the Sub-Advisor’s Form ADV on file with the SEC and dated October 15, 2018. The Form ADV for the Sub-Adviser may be obtained free of charge at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.          Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds

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ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolio Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Records Relating to:	Are located at:

Investment Advisor for the Funds	Marmont Partners LLC 925 W. Lancaster Avenue, Suite 220 Bryn Mawr, Pennsylvania 19010
Sub-Advisor for the Funds	Redwood Investments LLC One Gateway Center, Suite 802 Newton, Massachusetts 02458

Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Item 34.          Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.          Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 66 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on February 26, 2019.

MANAGER DIRECTED PORTFOLIOS

By:  /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 66 to its Registration Statement has been signed below on February 26, 2019 by the following persons in the capacities indicated.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee and Chairman
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Independent Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By: /s/ Douglas J. Neilson
Douglas J. Neilson
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 23 to its Registration Statement
on Form N-1A with the SEC on October 3, 2016
and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Agreement and Declaration of Trust	EX-99.a.2
Opinion and Consent of Counsel	EX-99.i
Consent of Independent Registered Public Accounting Firm	EX-99.j